UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05178

Name of Fund: BlackRock Equity Dividend Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Equity Dividend Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 07/31/2012

Date of reporting period: 04/30/2012

Item 1 – Schedule of Investments

Schedule of Investments April 30, 2012 (Unaudited)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Aerospace & Defense — 5.3%
General Dynamics Corp.	2,516,659	$169,874,482
Honeywell International, Inc.	2,835,751	172,016,656
Northrop Grumman Corp.	2,810,177	177,828,001
Raytheon Co.	5,080,104	275,036,831
Rockwell Collins, Inc.	749,234	41,874,688
United Technologies Corp.	3,763,922	307,286,592
		1,143,917,250
Air Freight & Logistics — 0.8%
United Parcel Service, Inc., Class B	2,134,735	166,808,193
Auto Components — 0.4%
Johnson Controls, Inc.	2,905,272	92,881,546
Beverages — 2.4%
The Coca-Cola Co.	3,579,303	273,172,405
Diageo Plc	9,214,372	232,416,447
		505,588,852
Chemicals — 3.2%
The Dow Chemical Co.	3,690,030	125,018,216
E.I. du Pont de Nemours & Co.	6,169,944	329,845,206
Olin Corp.	3,352,300	70,264,208
Praxair, Inc.	1,374,338	159,010,907
		684,138,537
Commercial Banks — 7.4%
Bank of Nova Scotia	3,778,232	209,593,677
M&T Bank Corp.	520,868	44,935,282
National Bank of Canada	3,130,694	244,345,303
The Toronto-Dominion Bank	2,333,100	197,186,333
U.S. Bancorp	9,579,039	308,157,684
Wells Fargo & Co.	17,645,097	589,875,593
		1,594,093,872
Consumer Finance — 1.2%
American Express Co.	4,084,437	245,923,952
Containers & Packaging — 0.1%
Packaging Corp. of America	1,010,000	29,481,900
Diversified Financial Services — 3.2%
Bank of America Corp.	9,863,100	79,989,741
JPMorgan Chase & Co.	14,184,806	609,662,962
		689,652,703
Diversified Telecommunication Services — 4.9%
AT&T, Inc.	10,781,611	354,822,818
BCE, Inc.	1,696,149	68,744,919
CenturyLink, Inc.	7,568,855	291,855,049
Verizon Communications, Inc.	8,212,744	331,630,603
Windstream Corp.	557,336	6,264,456
		1,053,317,845
Electric Utilities — 4.0%
American Electric Power Co., Inc.	2,317,932	90,028,479
Duke Energy Corp.	3,669,890	78,645,743
Edison International	1,686,326	74,215,207
FirstEnergy Corp.	1,527,188	71,502,942
ITC Holdings Corp.	652,404	50,535,214

Common Stocks	Shares	Value
Electric Utilities (concluded)
NextEra Energy, Inc.	2,660,980	$171,234,063
Northeast Utilities, Inc.	1,876,526	68,999,861
PPL Corp.	1,666,234	45,571,500
The Southern Co.	4,472,658	205,473,908
		856,206,917
Electrical Equipment — 0.3%
Rockwell Automation, Inc.	860,162	66,524,929
Energy Equipment & Services — 0.5%
Schlumberger Ltd.	1,526,674	113,187,610
Food & Staples Retailing — 0.5%
Wal-Mart Stores, Inc.	1,931,300	113,772,883
Food Products — 4.4%
General Mills, Inc.	4,190,198	162,956,800
H.J. Heinz Co.	2,263,124	120,647,141
Kraft Foods, Inc., Class A	5,489,832	218,879,602
Mead Johnson Nutrition Co.	2,473,131	211,601,088
Unilever NV - ADR	6,549,334	224,969,623
		939,054,254
Health Care Providers & Services — 0.3%
Quest Diagnostics, Inc.	1,269,697	73,248,820
Hotels, Restaurants & Leisure — 1.6%
McDonald’s Corp.	3,550,532	345,999,343
Household Products — 1.8%
Kimberly-Clark Corp.	2,027,852	159,125,547
The Procter & Gamble Co.	3,691,655	234,936,924
		394,062,471
Independent Power Producers & Energy Traders — 0.6%
International Power Plc	18,592,298	125,766,593
Industrial Conglomerates — 2.4%
3M Co.	1,945,342	173,835,761
General Electric Co.	17,005,684	332,971,293
		506,807,054
Insurance — 3.7%
ACE Ltd.	1,900,685	144,395,039
Chubb Corp.	3,054,985	223,227,754
Prudential Financial, Inc.	2,422,360	146,649,674
The Travelers Cos., Inc.	4,427,986	284,808,060
		799,080,527
IT Services — 2.3%
Automatic Data Processing, Inc.	969,680	53,933,601
International Business Machines Corp.	2,075,558	429,806,551
		483,740,152
Leisure Equipment & Products — 0.5%
Mattel, Inc.	3,390,930	113,935,248
Machinery — 3.6%
Caterpillar, Inc.	3,976,142	408,628,113

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2012	1

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value
Machinery (concluded)
Deere & Co.	4,441,496	$365,801,611
		774,429,724
Media — 2.4%
Comcast Corp., Special Class A	8,568,660	255,603,128
Time Warner Cable, Inc.	2,058,568	165,611,795
The Walt Disney Co.	1,901,190	81,960,301
		503,175,224
Metals & Mining — 3.3%
Barrick Gold Corp.	2,089,058	84,505,500
BHP Billiton Ltd.	11,130,793	413,032,747
Rio Tinto Ltd.	1,966,181	134,535,738
Southern Copper Corp.	2,234,751	73,478,613
		705,552,598
Multi-Utilities — 2.5%
Consolidated Edison, Inc.	824,337	49,006,835
Dominion Resources, Inc.	3,841,833	200,505,264
Public Service Enterprise Group, Inc.	4,442,212	138,374,904
Sempra Energy	1,154,903	74,768,420
Wisconsin Energy Corp.	1,960,872	72,238,524
		534,893,947
Oil, Gas & Consumable Fuels — 12.2%
Cameco Corp.	986,300	21,825,700
Chevron Corp.	5,994,698	638,795,019
ConocoPhillips	2,452,200	175,651,086
Consol Energy, Inc.	499,400	16,600,056
Enbridge, Inc.	7,210,267	302,103,509
EQT Corp.	2,098,900	104,567,198
Exxon Mobil Corp.	5,303,188	457,877,252
Kinder Morgan, Inc. (a)	1,145,669	41,129,517
Marathon Oil Corp.	3,919,911	115,010,189
Marathon Petroleum Corp.	2,010,304	83,648,749
Occidental Petroleum Corp.	2,086,114	190,295,319
Peabody Energy Corp.	545,300	16,964,283
Royal Dutch Shell Plc, Class A	1,798,174	64,133,544
Spectra Energy Corp.	3,168,937	97,413,123
Total SA - ADR	5,975,486	287,480,632
		2,613,495,176
Paper & Forest Products — 0.6%
MeadWestvaco Corp.	4,333,502	137,892,034
Pharmaceuticals — 6.4%
Abbott Laboratories	2,857,367	177,328,196
Bristol-Myers Squibb Co.	5,686,266	189,750,697
Johnson & Johnson	3,860,037	251,249,808
Merck & Co., Inc.	8,009,847	314,306,396
Pfizer, Inc.	18,754,926	430,050,453
		1,362,685,550
Real Estate Investment Trusts (REITs) — 0.3%
American Tower Corp.	17,056	1,118,532
Weyerhaeuser Co.	3,463,882	70,524,638
		71,643,170

Common Stocks	Shares	Value
Road & Rail — 1.8%
Canadian National Railway Company	2,810,884	$239,712,188
Union Pacific Corp.	1,331,912	149,760,185
		389,472,373
Semiconductors & Semiconductor Equipment — 1.3%
Intel Corp.	9,407,216	267,164,934
Software — 1.5%
Microsoft Corp.	10,031,630	321,212,793
Specialty Retail — 3.1%
Home Depot, Inc.	7,222,565	374,056,641
Limited Brands, Inc.	5,619,236	279,276,029
		653,332,670
Textiles, Apparel & Luxury Goods — 1.3%
VF Corp.	1,784,782	271,376,103
Tobacco — 3.5%
Altria Group, Inc.	3,662,732	117,976,598
Lorillard, Inc.	1,445,689	195,587,265
Philip Morris International, Inc.	4,751,463	425,303,453
		738,867,316
Water Utilities — 0.6%
American Water Works Co., Inc.	3,744,536	128,212,913
Wireless Telecommunication Services — 0.4%
Vodafone Group Plc - ADR	3,148,043	87,610,037
Total Common Stocks – 96.6%		20,698,208,013

Preferred Stocks
Oil, Gas & Consumable Fuels — 0.1%
Apache Corp., 6.00% (b)	247,000	13,120,640
Total Preferred Stocks – 0.1%		13,120,640
Total Long-Term Investments (Cost – $17,536,031,690) – 96.7%		20,711,328,653

Short-Term Securities
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)(d)	937,734,808	937,734,808

	Beneficial Interest (000)
BlackRock Liquidity Series LLC, Money Market Series, 0.26% (c)(d)(e)	41,092	41,091,841
Total Short-Term Securities (Cost – $978,826,649) – 4.6%		978,826,649

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2012	2

Schedule of Investments (continued)	BlackRock Equity Dividend Fund
(Percentages shown are based on Net Assets)

Value
Total Investments (Cost - $18,514,858,339*) – 101.3%	$21,690,155,302
Liabilities in Excess of Other Assets – (1.3)%	(268,289,845)
Net Assets – 100.0%	$21,421,865,457

*	As of April 30, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$18,516,262,470
Gross unrealized appreciation	$3,373,708,082
Gross unrealized depreciation	(199,815,250)
Net unrealized appreciation	$3,173,892,832

(a)	Security, or a portion of security, is on loan.

(b)	Convertible security.

(c)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at July 31, 2011	Net Activity	Shares/ Beneficial Interest Held at April 30, 2012	Realized Gain	Income
BlackRock
Liquidity
Funds,
TempFund,
Institutional
Class	1,084,499,703	(146,764,895)	937,734,808	$19,355	$928,547
BlackRock
Liquidity
Funds,
TempCash,
Institutional
Class	—	—	—	—	$140
BlackRock
Liquidity
Series, LLC
Money
Market
Series	—	$41,091,841	$41,091,841	—	$2,196,119

(d)	Represents the current yield as of report date.

(e)	Security was purchased with the cash collateral from loaned securities.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ADR	American Depositary Receipts
AUD	Australian Dollar
CAD	Canadian Dollar
GBP	British Pound
USD	US Dollar

•

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Fund management. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

•	Foreign currency exchange contracts as of April 30, 2012 were as follows:

Currency Purchased		Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation
CAD	2,243,500	USD 2,286,957	Citibank NA	5/01/12	$(15,863)
AUD	2,028,500	USD 2,118,358	Citibank NA	5/02/12	(4,763)
CAD	4,830,000	USD 4,898,650	Citibank NA	5/02/12	(9,243)
GBP	721,500	USD 1,171,867	Royal Bank of Scotland Plc	5/02/12	(945)
AUD	2,507,000	USD 2,612,402	Citibank NA	5/03/12	(233)
GBP	880,000	USD 1,430,228	Citibank NA	5/03/12	(2,076)
Total					$(33,123)

•

Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

	•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of April 30, 2012 in determining the fair valuation of the Fund’s investments and derivative financial instruments:

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2012	3

Schedule of Investments (continued)	BlackRock Equity Dividend Fund

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks:
Aerospace & Defense	$1,143,917,250	—	—	$1,143,917,250
Air Freight & Logistics	166,808,193	—	—	166,808,193
Auto Components	92,881,546	—	—	92,881,546
Beverages	273,172,405	$232,416,447	—	505,588,852
Chemicals	684,138,537	—	—	684,138,537
Commercial Banks	1,594,093,872	—	—	1,594,093,872
Consumer Finance	245,923,952	—	—	245,923,952
Containers & Packaging	29,481,900	—	—	29,481,900
Diversified Financial Services	689,652,703	—	—	689,652,703
Diversified Telecommunication Services	1,053,317,845	—	—	1,053,317,845
Electric Utilities	856,206,917	—	—	856,206,917
Electrical Equipment	66,524,929	—	—	66,524,929
Energy Equipment & Services	113,187,610	—	—	113,187,610
Food & Staples Retailing	113,772,883	—	—	113,772,883
Food Products	939,054,254	—	—	939,054,254
Health Care Providers & Services	73,248,820	—	—	73,248,820
Hotels, Restaurants & Leisure	345,999,343	—	—	345,999,343
Household Products	394,062,471	—	—	394,062,471
Independent Power Producers & Energy Traders	—	125,766,593	—	125,766,593
Industrial Conglomerates	506,807,054	—	—	506,807,054
Insurance	799,080,527	—	—	799,080,527
IT Services	483,740,152	—	—	483,740,152
Leisure Equipment & Products	113,935,248	—	—	113,935,248
Machinery	774,429,724	—	—	774,429,724
Media	503,175,224	—	—	503,175,224

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long Term Investments:
Common Stocks (concluded):
Metals & Mining	$157,984,113	$547,568,485	—	$705,552,598
Multi-Utilities	534,893,947	—	—	534,893,947
Oil, Gas & Consumable Fuels	2,549,361,632	64,133,544	—	2,613,495,176
Paper & Forest Products	137,892,034	—	—	137,892,034
Pharmaceuticals	1,362,685,550	—	—	1,362,685,550
Real Estate Investment Trusts (REITs)	71,643,170	—	—	71,643,170
Road & Rail	389,472,373	—	—	389,472,373
Semiconductors & Semiconductor Equipment	267,164,934	—	—	267,164,934
Software	321,212,793	—	—	321,212,793
Specialty Retail	653,332,670	—	—	653,332,670
Textiles, Apparel & Luxury Goods	271,376,103	—	—	271,376,103
Tobacco	738,867,316	—	—	738,867,316
Water Utilities	128,212,913	—	—	128,212,913
Wireless Telecommunication Services	87,610,037	—	—	87,610,037
Preferred Stocks:
Oil, Gas & Consumable Fuels	13,120,640	—	—	13,120,640
Short-Term Securities	937,734,808	41,091,841	—	978,826,649
Total	$20,679,178,392	$1,010,976,910	—	$21,690,155,302

Valuation Inputs	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[1]
Liabilities:
Foreign currency exchange contracts	—	$(33,123)	—	$(33,123)

[1]	Derivative financial instruments are foreign currency exchange contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2012	4

Schedule of Investments (concluded)	BlackRock Equity Dividend Fund

Certain of the Fund’s assets and liabilities are held at carrying amount which approximates fair value. Such assets and liabilities are categorized within the disclosure hierarchy as follows:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Foreign currency	$3,081,691	—	—	$3,081,691
Liabilities:
Collateral on Securities Loaned at Value	(41,091,841)	—	—	(41,091,841)
Total	$(38,010,150)	—	—	$(38,010,150)

There were no transfers between Level 1 and Level 2 during the period ended April 30, 2012.

BLACKROCK EQUITY DIVIDEND FUND	APRIL 30, 2012	5

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Equity Dividend Fund

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2012

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Equity Dividend Fund

Date: June 22, 2012